Portfolio of Investments (unaudited)
As of December 31, 2025
abrdn Healthcare Investors

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—5.7%
Biotechnology—3.3%
Abcuro, Inc. Series B	532,816	$ 2,925,000
Abcuro, Inc. Series C1	117,926	712,120
Arbor Biotechnologies, Inc. Series B, 8.00%	82,076	1,359,999
Arbor Biotechnologies, Inc. Series C, 8.00%	827,250	3,399,997
Atalanta Therapeutics, Inc. Series B	1,777,778	1,600,000
Aviceda Therapeutics Series C	86,599	498,793
Flamingo Therapeutics, Inc. Series A3	243,458	362,904
Glycomine, Inc. Series C, 8.00%	6,584,840	3,950,904
Hotspot Therapeutics, Inc. Series B, 6.00%	2,875,000	6,900,000
Hotspot Therapeutics, Inc. Series C, 6.00%	632,394	2,049,526
Incendia Therapeutics, Inc. Series A	1,769,383	641,755
Priothera Co. Ltd. Series A, 6.00%(d)	346,666	41
Quell Therapeutics Ltd. Series B(e)	1,798,941	3,739,998
Recode Therapeutics, Inc. Series B, 5.00%	331,413	3,060,003
Seismic Therapeutics, Inc. Series B	647,722	2,924,983
Third Arc Bio, Inc. Series A, 8.00%	1,853,436	3,900,000
		38,026,023
Health Care Equipment & Supplies—0.0%
IO Light Holdinigs, Inc. Series A2	421,634	42
Pharmaceuticals—2.4%
Biotheryx, Inc. Series E, 8.00%	1,295,238	703,573
Crystalys Therapeutics, Inc. Series A	2,328,492	2,332,800
Curasen Therapeutics, Inc. Series A(d)	21,114,774	10,124,534
Curasen Therapeutics, Inc. Series B(d)	3,219,587	1,543,792
Endeavor Group Holdings, Inc. Series B, 8.00%	657,322	3,099,996
Endeavor Group Holdings, Inc. Series C, 8.00%	121,377	791,936
Engrail Therapeutics, Inc., 8.00%	4,768,649	2,842,592
HiberCell, Inc. Series B	2,773,472	1,108,834
HiberCell, Inc. Series C	1,529,261	708,966
Nuvig Therapeutics, Inc. Series B	1,644,892	1,724,998
Qlaris Bio, Inc. Series B(d)	4,394,904	3,450,000
		28,432,021
Total Convertible Preferred Stocks		66,458,086
Convertible Notes(a),(c)—0.4%
Biotechnology—0.2%
Hotspot Therapeutics, Inc., 6.00%, 04/10/26	$720,872	720,872
Incendia Therapeutics, Inc., 8.00%, 04/18/26	1,569,230	1,569,230
Incendia Therapeutics, Inc., 10.00%, 09/09/26	547,370	547,370
		2,837,472
Health Care Providers & Services—0.0%
Recode Therapeutics, Inc., 8.00%, 03/23/27	161,370	161,371
Pharmaceuticals—0.2%
HiberCell, Inc., 10.00%, 04/30/26	439,002	439,002
	Shares or Principal Amount	Value

Curasen Therapeutics, Inc., 8.00%, 03/31/26(d)	$1,029,195	$ 1,029,195
Qlaris Bio, Inc., 8.00%, 04/30/27	426,415	426,415
		1,894,612
Total Convertible Notes		4,893,455
Common Stocks—91.4%
Biotechnology—54.1%
AbbVie, Inc.	38,114	8,708,668
Abivax SA, ADR(b)	78,629	10,603,514
Alnylam Pharmaceuticals, Inc.(b)	43,997	17,495,407
Amgen, Inc.	121,573	39,792,059
Arcellx, Inc.(b)	40,802	2,660,290
Arcus Biosciences, Inc.(b)	135,668	3,232,968
Arcutis Biotherapeutics, Inc.(b)	302,408	8,781,928
Argenx SE, ADR(b)	29,183	24,541,444
Arrowhead Pharmaceuticals, Inc.(b)	165,758	11,004,674
ARS Pharmaceuticals, Inc.(b)	1,415,750	16,493,488
Ascendis Pharma AS, ADR(b)	22,241	4,742,671
BioCryst Pharmaceuticals, Inc.(b)	392,172	3,058,942
BioNTech SE, ADR(b)	20,648	1,965,690
Chinook Therapeutics, Inc. CVR(a),(b),(c)	91,800	29,376
Corbus Pharmaceuticals Holdings, Inc.(b)	778,031	6,333,172
Cytokinetics, Inc.(b)	268,152	17,038,378
Denali Therapeutics, Inc.(b)	1,311,234	21,648,473
Disc Medicine, Inc.(b)	67,652	5,372,245
Dyne Therapeutics, Inc.(b)	448,685	8,776,279
Evommune, Inc.(b)	350,795	6,005,610
Geron Corp.(b)	6,252,583	8,253,410
Gilead Sciences, Inc.	30,027	3,685,514
GRAIL, Inc.(b),(f)	83,325	7,131,787
Ideaya Biosciences, Inc.(b)	345,344	11,938,542
Immunic, Inc.(b)	4,738,771	2,529,082
Immunovant, Inc.(b)	742,624	18,877,502
Insmed, Inc.(b)	152,708	26,577,300
Jade Biosciences, Inc.	589,729	9,099,518
Krystal Biotech, Inc.(b)	25,239	6,222,423
Neurocrine Biosciences, Inc.(b)	19,103	2,709,378
Newamsterdam Pharma Co. NV(b)	334,469	11,733,173
Nuvalent, Inc., Class A(b)	95,867	9,643,262
Praxis Precision Medicines, Inc.(b)	51,206	15,092,456
Regeneron Pharmaceuticals, Inc.	42,487	32,794,441
Revolution Medicines, Inc.(b)	76,590	6,100,394
Sarepta Therapeutics, Inc.(b)	941,560	20,262,371
Sera Prognostics, Inc., Class A(b)	1,145,722	3,379,880
Sionna Therapeutics, Inc.(b)	585,546	24,089,362
Soleno Therapeutics, Inc.(b)	190,001	8,797,046
Summit Therapeutics, Inc.(b)	602,438	10,536,641
Tectonic Therapeutic, Inc.(b)	770,940	16,081,808
Travere Therapeutics, Inc.(b)	312,492	11,940,319
TScan Therapeutics, Inc.(b)	843,548	843,548
Twist Bioscience Corp.(b)	205,894	6,530,958
Ultragenyx Pharmaceutical, Inc.(b)	934,901	21,502,723
uniQure NV(b),(e)	1,516,197	36,282,594
Vaxcyte, Inc.(b)	634,734	29,286,627
Vericel Corp.(b)	259,577	9,347,368
Vertex Pharmaceuticals, Inc.(b)	33,733	15,293,193

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of December 31, 2025
abrdn Healthcare Investors

	Shares or Principal Amount	Value
Common Stocks (continued)
Biotechnology (continued)
Vir Biotechnology, Inc.(b)	879,214	$ 5,301,660
Xenon Pharmaceuticals, Inc.(b)	452,730	20,291,359
		630,440,915
Health Care Equipment & Supplies—9.6%
Abbott Laboratories	168,607	21,124,771
Becton Dickinson & Co.	57,601	11,178,626
Boston Scientific Corp.(b)	98,484	9,390,449
Dexcom, Inc.(b)	110,846	7,356,849
Inspire Medical Systems, Inc.(b)	188,834	17,416,160
InspireMD, Inc.(b)	1,503,519	2,676,264
Insulet Corp.(b)	42,381	12,046,375
Intuitive Surgical, Inc.(b)	25,913	14,676,087
Medtronic PLC(e)	106,833	10,262,378
Tandem Diabetes Care, Inc.(b)	288,261	6,335,977
Willow Laboratories, Inc.(a),(b),(c)	160,000	16
		112,463,952
Health Care Providers & Services—6.4%
Acadia Healthcare Co., Inc.(b)	325,298	4,615,979
CVS Health Corp.	90,229	7,160,573
Elevance Health, Inc.	38,782	13,595,030
Guardant Health, Inc.(b)	39,905	4,075,897
Humana, Inc.	70,622	18,088,413
McKesson Corp.	2,045	1,677,493
Molina Healthcare, Inc.(b)	67,362	11,690,001
NeoGenomics, Inc.(b)	781,788	9,193,827
Tenet Healthcare Corp.(b)	11,261	2,237,786
UnitedHealth Group, Inc.	7,554	2,493,651
		74,828,650
Life Sciences Tools & Services—7.6%
Adaptive Biotechnologies Corp.(b)	662,821	10,764,213
Charles River Laboratories International, Inc.(b)	37,946	7,569,468
Codexis, Inc.(b)	5,232,466	8,528,920
Danaher Corp.	85,463	19,564,190
ICON PLC(b)	24,686	4,498,283
IQVIA Holdings, Inc.(b)	19,691	4,438,548
Personalis, Inc.(b)	1,895,842	15,090,902
Tempus AI, Inc.(b)	168,493	9,949,512
Thermo Fisher Scientific, Inc.	14,478	8,389,277
		88,793,313
Pharmaceuticals—13.7%
Aquestive Therapeutics, Inc.(b)	553,298	3,574,305
AstraZeneca PLC, ADR	94,624	8,698,784
Axsome Therapeutics, Inc.(b)	57,848	10,565,359
Bristol-Myers Squibb Co.	189,264	10,208,900
Crinetics Pharmaceuticals, Inc.(b)	409,392	19,057,198
Edgewise Therapeutics, Inc.(b)	469,325	11,646,300
Eli Lilly & Co.	12,368	13,291,642
EyePoint, Inc.(b)	1,068,537	19,522,171
Fusion Pharmaceuticals, Inc. CVR(a),(b),(c),(e)	7,593	10,478
Jazz Pharmaceuticals PLC(b)	47,492	8,073,640
LENZ Therapeutics, Inc.(b)	333,822	5,341,152
Merck & Co., Inc.	160,742	16,919,703
Oculis Holding AG(b),(e)	579,536	11,573,334
	Shares or Principal Amount	Value

Spectrum Pharmaceuticals, Inc. CVR(a),(b),(c)	79,790	$ 0
Structure Therapeutics, Inc., ADR(b)	119,667	8,322,840
Zoetis, Inc.	101,117	12,722,541
		159,528,347
Total Common Stocks		1,066,055,177
Warrants(b)—0.3%
Biotechnology—0.3%
Immunic, Inc., Series A(expiration date 12/31/2025)(a)	5,247,245	0
Immunic, Inc.	5,247,245	2,800,455
Immunic, Inc., Series B(expiration date 6/30/2030)(a)	5,247,245	1,035,281
		3,835,736
Health Care Providers & Services—0.0%
Recode Therapeutics, Inc.(expiration date 9/23/2035, exercise price $0.01)(a),(c)	161,371	0
Pharmaceuticals(a),(c)—0.0%
HiberCell, Inc.(expiration date 09/15/28, exercise price $0.46)	1,529,261	2
HiberCell, Inc.(expiration date 09/13/34, exercise price $0.08)	5,487,525	5
		7
Total Warrants		3,835,743
Short-Term Investment—1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(g)	19,136,019	19,136,019
Total Short-Term Investment		19,136,019
Total Investments Before Milestone Interests—99.7% (Cost $934,115,804)		1,163,578,480
	Interests	Value
Milestone Interests(a),(b),(c)—1.9%
Biotechnology—0.3%
Amphivena Milestone Interest	1	$ 0
Invetx, Inc. Milestone Interest	1	3,321,934
		3,321,934
Pharmaceuticals—1.6%
Afferent Milestone Interest	1	0
Amolyt Milestone Interest	1	2,521,493
Ethismos Research Milestone Interest	1	0
Neurovance Milestone Interest	1	16,307,276
		18,828,769
Total Milestone Interests		22,150,703
Total Investments (Cost $940,846,843)—101.6%		1,185,729,183
Liabilities in Excess of Other Assets—(1.6%)		(19,163,820)
Net Assets—100.0%		$1,166,565,363

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Affiliated issuers in which the Fund holds 5% or more of the voting securities .
(e)	Foreign security.

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of December 31, 2025
abrdn Healthcare Investors

(f)	A portion of security is pledged as collateral for call options written.
(g)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of December 31, 2025.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—0.0%
Call Options Written—0.0%
GRAIL, Inc. Jan26 100 Call	50	(500,000)	(8,750)
Total Call Options Written (Premiums received $(23,350))			(8,750)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
December 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated Aberdeen as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable and the Fund's investments in securities of early and/or later stage financing of a privately held companies ("Venture Capital Securities").
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and
4

Notes to Portfolio of Investments  (concluded)
December 31, 2025 (unaudited)

procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
5